SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS (Details)	Oct. 31, 2025 $ / shares	Aug. 18, 2025 $ / shares	May 16, 2025 $ / shares	Mar. 25, 2025 $ / shares	Feb. 24, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 29, 2025 $ / shares	Jan. 17, 2025 $ / shares	Dec. 17, 2024 $ / shares	Sep. 05, 2024 $ / shares	Jun. 07, 2024 $ / shares	Mar. 28, 2024 $ / shares	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price						$ 2.50	$ 3.00	$ 4.80	$ 4.80					$ 4.60
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 3.00	$ 4.80	$ 4.80	$ 4.80		$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Measurement Input, Share Price [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 1.40					1.40
Measurement Input, Share Price [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 4.00					4.00
Measurement Input, Exercise Price [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price						$ 4.80							$ 4.80
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	521					521
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	1,042					1,042
Measurement Input, Expected Term [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)	3 years					3 years
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.05					4.05
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.45					4.45
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	0					0